Leases (Tables)	12 Months Ended
Dec. 31, 2019
Presentation Of Leases For Lessee [Abstract]
Summary of Rents from Non-Cancelable Operating Leases Payable	Leases as a lessee- Policy before January 1, 2018 – Rents from non-cancelable operating leases was payable as follows:

	2017
Less than one year	Ps.	15,067
One to two years		10,716
Two to three years		11,252
Three to four years		11,899
Four to five years		12,583
More than five years		1,432
	Ps.	62,949

Summary of Future Minimum Lease Payments Receivable
a)

The Company receives payments from the leasing of spaces inside the commercial area of the airports, which have been classified as operating leases. The future minimum lease payments associated with such non-cancelable in Mexico leases is as follows:

	2017		2018		2019
Less than one year	Ps.	720,071	Ps.	1,162,457	Ps.	1,331,301
One to two years		434,079		835,157		1,074,436
Two to three years		208,106		665,499		875,768
Three to four years		116,597		524,911		592,384
Four to five years		43,150		316,356		299,145
More than five years		12,888		203,288		96,704
	Ps.	1,534,891	Ps.	3,707,668	Ps.	4,269,738

Summary of Future Minimum Rental Payments Under Non Cancellable Leases
b)	Future minimum rental payments under non-cancellable leases in MBJA and PACKAL are as shown in the following table (in thousands of USD Dollars):

	2017		2018		2019
Less than one year	USD$	13,018	USD$	12,175	USD$	8,692
One to two years		11,227		6,122		4,935
Two to three years		5,221		3,577		4,731
Three to four years		2,860		3,395		3,506
Four to five years		2,719		2,723		3,032
More than five years		16,305		22,177		19,398
	USD$	51,350	USD$	50,169	USD$	44,294